Income Taxes - Narrative (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2011
Income Tax Contingency [Line Items]
Valuation allowance	$ 2,821.9		$ 2,974.1
Valuation allowance, deferred tax asset, increase (decrease) in amount	(152.2)		99.1	(212.0)
Accrued interest and penalties related to unrecognized tax	6.2		5.9
Interest (benefit) recognized related to unrecognized tax	0.3		(17.3)	(7.0)
Valuation allowance on deferred tax assets
Income Tax Contingency [Line Items]
Increase (decrease) in valuation allowance allocated to operations	(86.6)		99.1	175.0
Valuation Allowances and Reserves, Deductions	(65.6)	[1]	0	(387.0)	[1]
Increase (decrease) in the valuation allowance allocated to operations that impacted income tax expense			(48.3)
Increase (decrease) in the valuation allowance allocated to operations that did not impact income tax expense			147.4
Deferred Tax Asset, Operating Loss Carryforward
Income Tax Contingency [Line Items]
Valuation allowance	3,200.0		3,300.0
Deferred Tax Asset, Capital Loss Carryforward
Income Tax Contingency [Line Items]
Valuation allowance	$ (354.1)		$ (288.5)

[1]	For 2013 and 2011, these amounts represent valuation allowances allocated to Other comprehensive income directly related to the appreciation of the Company's available-for-sale portfolio, and not pertaining to expectations of taxable income in future years.